Organization and Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($) shares	Jun. 30, 2023 USD ($) segment shares	Jun. 30, 2022 USD ($)
Organization and Summary of Significant Accounting Policies
Depreciation and Amortization | $	$ 1,402,000	$ 1,679,000	$ 4,455,000	$ 4,845,000	$ 6,629,000	$ 8,259,000
Impairment of long-lived assets | $					$ 0	0
Shares of contingently issuable common stock	60,000,000	60,000,000	60,000,000	60,000,000	60,000,000
Advertising costs | $					$ 7,900,000	6,500,000
Foreign Currency Translation | $					$ (11,000)	$ 7,000
Number of operating segment | segment					1
Number of reportable segment | segment					1
Warrants
Organization and Summary of Significant Accounting Policies
Number of warrants outstanding that have been excluded from diluted earnings per share because they are anti-dilutive					9,920,000
Restricted shares
Organization and Summary of Significant Accounting Policies
Number of warrants outstanding that have been excluded from diluted earnings per share because they are anti-dilutive					260,000
Public Warrants
Organization and Summary of Significant Accounting Policies
Warrants issued					5,750,000
Private Placement Warrants
Organization and Summary of Significant Accounting Policies
Warrants issued					4,120,000
Representative Warrants
Organization and Summary of Significant Accounting Policies
Warrants issued					50,000
Customer Relationships | Minimum
Organization and Summary of Significant Accounting Policies
Useful lives of intangible assets					10 years
Customer Relationships | Maximum
Organization and Summary of Significant Accounting Policies
Useful lives of intangible assets					15 years
Customer lists | Minimum
Organization and Summary of Significant Accounting Policies
Useful lives of intangible assets					10 years
Customer lists | Maximum
Organization and Summary of Significant Accounting Policies
Useful lives of intangible assets					15 years
Covenants not to compete | Minimum
Organization and Summary of Significant Accounting Policies
Useful lives of intangible assets					5 years
Covenants not to compete | Maximum
Organization and Summary of Significant Accounting Policies
Useful lives of intangible assets					15 years
Trade Name - Alliance | Minimum
Organization and Summary of Significant Accounting Policies
Useful lives of intangible assets					5 years
Trade Name - Alliance | Maximum
Organization and Summary of Significant Accounting Policies
Useful lives of intangible assets					15 years
Favorable leases | Minimum
Organization and Summary of Significant Accounting Policies
Useful lives of intangible assets					5 years
Favorable leases | Maximum
Organization and Summary of Significant Accounting Policies
Useful lives of intangible assets					15 years